Schedule of income tax rates to profit or loss before income tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense
Loss before income tax	$ (94,846,338)	$ (2,383,812)
Tax calculated at tax rate	(16,123,877)	(405,248)
Effects of:
- Listing expenses	15,821,445
- Expenses not deductible for tax purposes	467,334	172,993
- Income not subject to tax	(3,112)	(310)
- Utilization of tax losses		(11,000)
- Temporary difference	(28,790)	251,565
Tax expense attributable to loss	$ 133,000	$ 8,000